Annual Total Returns[BarChart] - MyDestination 2035 Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.99%)	16.30%	21.41%	2.70%	(4.30%)	8.38%	18.66%	(6.89%)	22.16%	12.90%